Segment, Geographic and Other Revenue Information - Long-Lived Assets By Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 14,461	[1]	$ 15,921	[1]	$ 17,607
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	7,262		7,893		8,508
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	5,121	[2]	5,866	[2]	7,000	[2]
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	847	[3]	903	[3]	853	[3]
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 1,231	[4]	$ 1,259	[4]	$ 1,246	[4]

[1]	The decrease in total property, plant and equipment is primarily due to depreciation, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.
[2]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries.
[3]	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand, and South Korea.
[4]	) Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Middle East, Africa, Central and Eastern Europe and Turkey.